Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Account Balances with Related Parties

Balances of receivables and payables to related parties as of December 31, 2020 and 2019 are as follows:

		December 31, 2020				December 31, 2019
Related parties classification	Entity	Receivable		Payable		Receivable		Payable
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	2,547	~~W~~	5	~~W~~	2,722	~~W~~	74

The details of transaction with related parties for the years ended December 31, 2020, 2019 and 2018 are as follows:

		2020				2019				2018
Related parties classification	Entity	Sales		Purchase		Sales		Purchase		Sales		Purchase
			(In millions of Korean won)
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	21,833	~~W~~	211	~~W~~	27,484	~~W~~	60	~~W~~	10,516	~~W~~	3

Summary of Key Management Personnel Compensation

The compensation for the key management personnel (registered directors), for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
		(In millions of Korean won)
Salary	~~W~~	1,177	~~W~~	866	~~W~~	690